Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 10% Buffer Strategies Fund
Class Name	Institutional Class Shares
Trading Symbol	BUIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also contact us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-10-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.96%¹

[1]	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%	[1]
Net Assets	$ 367,187,780
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 1,067,437
Investment Company, Portfolio Turnover	68.26%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$367,187,780
Number of Holdings	42
Total Advisory Fee Paid	$1,067,437
Portfolio Turnover Rate	68.26%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	102.33%
Money Market Fund	1.09%
Options Written	-3.38%

Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 10% Buffer Strategies Fund
Class Name	Investor Class Shares
Trading Symbol	BUMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also contact us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-10-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$59	1.21%¹

[1]	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.21%	[2]
Net Assets	$ 367,187,780
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 1,067,437
Investment Company, Portfolio Turnover	68.26%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$367,187,780
Number of Holdings	42
Total Advisory Fee Paid	$1,067,437
Portfolio Turnover Rate	68.26%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	102.33%
Money Market Fund	1.09%
Options Written	-3.38%

Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 10% Buffer Strategies Fund
Class Name	Class A Shares
Trading Symbol	BUAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also contact us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-10-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.21%¹

[1]	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.21%	[3]
Net Assets	$ 367,187,780
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 1,067,437
Investment Company, Portfolio Turnover	68.26%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$367,187,780
Number of Holdings	42
Total Advisory Fee Paid	$1,067,437
Portfolio Turnover Rate	68.26%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	102.33%
Money Market Fund	1.09%
Options Written	-3.38%

Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 10% Buffer Strategies Fund
Class Name	Class C Shares
Trading Symbol	BUCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also contact us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-10-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.96%¹

[1]	Annualized.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.96%	[4]
Net Assets	$ 367,187,780
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 1,067,437
Investment Company, Portfolio Turnover	68.26%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$367,187,780
Number of Holdings	42
Total Advisory Fee Paid	$1,067,437
Portfolio Turnover Rate	68.26%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	102.33%
Money Market Fund	1.09%
Options Written	-3.38%

Vest US Large Cap 10% Buffer Strategies Fund - Class R Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 10% Buffer Strategies Fund
Class Name	Class R Shares
Trading Symbol	BURGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also contact us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-10-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$25	0.50%¹

[1]	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[5]
Net Assets	$ 367,187,780
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 1,067,437
Investment Company, Portfolio Turnover	68.26%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$367,187,780
Number of Holdings	42
Total Advisory Fee Paid	$1,067,437
Portfolio Turnover Rate	68.26%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	102.33%
Money Market Fund	1.09%
Options Written	-3.38%

Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 10% Buffer Strategies Fund
Class Name	Class Y Shares
Trading Symbol	BUYGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also contact us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-10-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$35	0.71%¹

[1]	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%	[6]
Net Assets	$ 367,187,780
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 1,067,437
Investment Company, Portfolio Turnover	68.26%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$367,187,780
Number of Holdings	42
Total Advisory Fee Paid	$1,067,437
Portfolio Turnover Rate	68.26%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	102.33%
Money Market Fund	1.09%
Options Written	-3.38%

Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 20% Buffer Strategies Fund
Class Name	Institutional Class Shares
Trading Symbol	ENGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also contact us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-20-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.96%¹

[1]	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%	[7]
Net Assets	$ 112,777,654
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 334,705
Investment Company, Portfolio Turnover	75.14%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$112,777,654
Number of Holdings	39
Total Advisory Fee Paid	$334,705
Portfolio Turnover Rate	75.14%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	99.43%
Money Market Fund	2.90%
Options Written	-2.40%

Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 20% Buffer Strategies Fund
Class Name	Investor Class Shares
Trading Symbol	ENGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also contact us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-20-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$60	1.21%¹

[1]	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.21%	[8]
Net Assets	$ 112,777,654
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 334,705
Investment Company, Portfolio Turnover	75.14%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$112,777,654
Number of Holdings	39
Total Advisory Fee Paid	$334,705
Portfolio Turnover Rate	75.14%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	99.43%
Money Market Fund	2.90%
Options Written	-2.40%

Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 20% Buffer Strategies Fund
Class Name	Class A Shares
Trading Symbol	ENGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also contact us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-20-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.21%¹

[1]	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.21%	[9]
Net Assets	$ 112,777,654
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 334,705
Investment Company, Portfolio Turnover	75.14%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$112,777,654
Number of Holdings	39
Total Advisory Fee Paid	$334,705
Portfolio Turnover Rate	75.14%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	99.43%
Money Market Fund	2.90%
Options Written	-2.40%

Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 20% Buffer Strategies Fund
Class Name	Class C Shares
Trading Symbol	ENGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also contact us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-20-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.96%¹

[1]	Annualized.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.96%	[10]
Net Assets	$ 112,777,654
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 334,705
Investment Company, Portfolio Turnover	75.14%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$112,777,654
Number of Holdings	39
Total Advisory Fee Paid	$334,705
Portfolio Turnover Rate	75.14%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	99.43%
Money Market Fund	2.90%
Options Written	-2.40%

Vest US Large Cap 20% Buffer Strategies Fund - Class R Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 20% Buffer Strategies Fund
Class Name	Class R Shares
Trading Symbol	ENGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also contact us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-20-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$24	0.49%¹

[1]	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[11]
Net Assets	$ 112,777,654
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 334,705
Investment Company, Portfolio Turnover	75.14%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$112,777,654
Number of Holdings	39
Total Advisory Fee Paid	$334,705
Portfolio Turnover Rate	75.14%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	99.43%
Money Market Fund	2.90%
Options Written	-2.40%

Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares
Shareholder Report [Line Items]
Fund Name	Vest US Large Cap 20% Buffer Strategies Fund
Class Name	Class Y Shares
Trading Symbol	ENGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also contact us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/buffer-20-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$35	0.71%¹

[1]	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%	[12]
Net Assets	$ 112,777,654
Holdings Count | Holdings	39
Advisory Fees Paid, Amount	$ 334,705
Investment Company, Portfolio Turnover	75.14%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$112,777,654
Number of Holdings	39
Total Advisory Fee Paid	$334,705
Portfolio Turnover Rate	75.14%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Options Purchased	99.43%
Money Market Fund	2.90%
Options Written	-2.40%

Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Vest S&P 500® Dividend Aristocrats Target Income Fund
Class Name	Institutional Class Shares
Trading Symbol	KNGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also contact us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.96%¹

[1]	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%	[13]
Net Assets	$ 53,344,440
Holdings Count | Holdings	100
Advisory Fees Paid, Amount	$ 80,307
Investment Company, Portfolio Turnover	190.21%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$53,344,440
Number of Holdings	100
Total Advisory Fee Paid	$80,307
Portfolio Turnover Rate	190.21%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Abbvie, Inc.	1.57%
PPG Industries, Inc.	1.53%
S&P 500 Global, Inc.	1.52%
A O Smith Corp.	1.52%
Nucor Corp.	1.52%
The Sherwin-Williams Co.	1.52%
Ecolab, Inc.	1.51%
Albemarle Corp.	1.50%
Cardinal Health, Inc.	1.50%
T Rowe Price Group, Inc.	1.46%

Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Vest S&P 500® Dividend Aristocrats Target Income Fund
Class Name	Investor Class Shares
Trading Symbol	KNGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also contact us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$59	1.21%¹

[1]	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.21%	[14]
Net Assets	$ 53,344,440
Holdings Count | Holdings	100
Advisory Fees Paid, Amount	$ 80,307
Investment Company, Portfolio Turnover	190.21%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$53,344,440
Number of Holdings	100
Total Advisory Fee Paid	$80,307
Portfolio Turnover Rate	190.21%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Abbvie, Inc.	1.57%
PPG Industries, Inc.	1.53%
S&P 500 Global, Inc.	1.52%
A O Smith Corp.	1.52%
Nucor Corp.	1.52%
The Sherwin-Williams Co.	1.52%
Ecolab, Inc.	1.51%
Albemarle Corp.	1.50%
Cardinal Health, Inc.	1.50%
T Rowe Price Group, Inc.	1.46%

Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares
Shareholder Report [Line Items]
Fund Name	Vest S&P 500® Dividend Aristocrats Target Income Fund
Class Name	Class A Shares
Trading Symbol	KNGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also contact us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.21%¹

[1]	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.21%	[15]
Net Assets	$ 53,344,440
Holdings Count | Holdings	100
Advisory Fees Paid, Amount	$ 80,307
Investment Company, Portfolio Turnover	190.21%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$53,344,440
Number of Holdings	100
Total Advisory Fee Paid	$80,307
Portfolio Turnover Rate	190.21%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Abbvie, Inc.	1.57%
PPG Industries, Inc.	1.53%
S&P 500 Global, Inc.	1.52%
A O Smith Corp.	1.52%
Nucor Corp.	1.52%
The Sherwin-Williams Co.	1.52%
Ecolab, Inc.	1.51%
Albemarle Corp.	1.50%
Cardinal Health, Inc.	1.50%
T Rowe Price Group, Inc.	1.46%

Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares
Shareholder Report [Line Items]
Fund Name	Vest S&P 500® Dividend Aristocrats Target Income Fund
Class Name	Class C Shares
Trading Symbol	KNGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also contact us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.96%¹

[1]	Annualized.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.96%	[16]
Net Assets	$ 53,344,440
Holdings Count | Holdings	100
Advisory Fees Paid, Amount	$ 80,307
Investment Company, Portfolio Turnover	190.21%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$53,344,440
Number of Holdings	100
Total Advisory Fee Paid	$80,307
Portfolio Turnover Rate	190.21%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Abbvie, Inc.	1.57%
PPG Industries, Inc.	1.53%
S&P 500 Global, Inc.	1.52%
A O Smith Corp.	1.52%
Nucor Corp.	1.52%
The Sherwin-Williams Co.	1.52%
Ecolab, Inc.	1.51%
Albemarle Corp.	1.50%
Cardinal Health, Inc.	1.50%
T Rowe Price Group, Inc.	1.46%

Vest S&P 500 Dividend Aristocrats Target Income Fund - Class R Shares
Shareholder Report [Line Items]
Fund Name	Vest S&P 500® Dividend Aristocrats Target Income Fund
Class Name	Class R Shares
Trading Symbol	KNGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also contact us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$24	0.49%¹

[1]	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[17]
Net Assets	$ 53,344,440
Holdings Count | Holdings	100
Advisory Fees Paid, Amount	$ 80,307
Investment Company, Portfolio Turnover	190.21%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$53,344,440
Number of Holdings	100
Total Advisory Fee Paid	$80,307
Portfolio Turnover Rate	190.21%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Abbvie, Inc.	1.57%
PPG Industries, Inc.	1.53%
S&P 500 Global, Inc.	1.52%
A O Smith Corp.	1.52%
Nucor Corp.	1.52%
The Sherwin-Williams Co.	1.52%
Ecolab, Inc.	1.51%
Albemarle Corp.	1.50%
Cardinal Health, Inc.	1.50%
T Rowe Price Group, Inc.	1.46%

Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares
Shareholder Report [Line Items]
Fund Name	Vest S&P 500® Dividend Aristocrats Target Income Fund
Class Name	Class Y Shares
Trading Symbol	KNGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest S&P 500® Dividend Aristocrats Target Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also contact us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$35	0.71%¹

[1]	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%	[18]
Net Assets	$ 53,344,440
Holdings Count | Holdings	100
Advisory Fees Paid, Amount	$ 80,307
Investment Company, Portfolio Turnover	190.21%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	$53,344,440
Number of Holdings	100
Total Advisory Fee Paid	$80,307
Portfolio Turnover Rate	190.21%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Abbvie, Inc.	1.57%
PPG Industries, Inc.	1.53%
S&P 500 Global, Inc.	1.52%
A O Smith Corp.	1.52%
Nucor Corp.	1.52%
The Sherwin-Williams Co.	1.52%
Ecolab, Inc.	1.51%
Albemarle Corp.	1.50%
Cardinal Health, Inc.	1.50%
T Rowe Price Group, Inc.	1.46%

Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Vest Bitcoin Strategy Managed Volatility Fund
Class Name	Institutional Class Shares
Trading Symbol	BTCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest Bitcoin Strategy Managed Volatility Fund (Consolidated) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/products/bitcoin-fund#fund-details. You can also contact us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/products/bitcoin-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$54	0.99%¹

[1]	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%	[19]
Net Assets	$ 16,087,691
Holdings Count | Holdings	1	[20]
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	203.15%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	16,087,691
Number of Holdings	1¹
Total Advisory Fee Paid	$0
Portfolio Turnover Rate	203.15%
[1]	Excludes derivatives held by the Fund.

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Money Market Fund	87.72%
Cash	13.17%
Derivatives	1.30%
Liabilities in Excess of Other Assets	-2.19%

Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Vest Bitcoin Strategy Managed Volatility Fund
Class Name	Investor Class Shares
Trading Symbol	BTCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest Bitcoin Strategy Managed Volatility Fund (Consolidated) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/products/bitcoin-fund#fund-details. You can also contact us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/products/bitcoin-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$68	1.24%¹

[1]	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.24%	[21]
Net Assets	$ 16,087,691
Holdings Count | Holdings	1	[22]
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	203.15%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	16,087,691
Number of Holdings	1¹
Total Advisory Fee Paid	$0
Portfolio Turnover Rate	203.15%
[1]	Excludes derivatives held by the Fund.

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Money Market Fund	87.72%
Cash	13.17%
Derivatives	1.30%
Liabilities in Excess of Other Assets	-2.19%

Vest Bitcoin Strategy Managed Volatility Fund - Class R Shares
Shareholder Report [Line Items]
Fund Name	Vest Bitcoin Strategy Managed Volatility Fund
Class Name	Class R Shares
Trading Symbol	BTCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest Bitcoin Strategy Managed Volatility Fund (Consolidated) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/products/bitcoin-fund#fund-details. You can also contact us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/products/bitcoin-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$27	0.49%¹

[1]	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.49%	[23]
Net Assets	$ 16,087,691
Holdings Count | Holdings	1	[24]
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	203.15%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	16,087,691
Number of Holdings	1¹
Total Advisory Fee Paid	$0
Portfolio Turnover Rate	203.15%
[1]	Excludes derivatives held by the Fund.

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Money Market Fund	87.72%
Cash	13.17%
Derivatives	1.30%
Liabilities in Excess of Other Assets	-2.19%

Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares
Shareholder Report [Line Items]
Fund Name	Vest Bitcoin Strategy Managed Volatility Fund
Class Name	Class Y Shares
Trading Symbol	BTCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Vest Bitcoin Strategy Managed Volatility Fund (Consolidated) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vestfin.com/products/bitcoin-fund#fund-details. You can also contact us at (855) 505-8378.
Additional Information Phone Number	(855) 505-8378
Additional Information Website	www.vestfin.com/products/bitcoin-fund#fund-details
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$49	0.89%¹

[1]	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.89%	[25]
Net Assets	$ 16,087,691
Holdings Count | Holdings	1	[26]
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	203.15%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets	16,087,691
Number of Holdings	1¹
Total Advisory Fee Paid	$0
Portfolio Turnover Rate	203.15%
[1]	Excludes derivatives held by the Fund.

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Portfolio Composition
Money Market Fund	87.72%
Cash	13.17%
Derivatives	1.30%
Liabilities in Excess of Other Assets	-2.19%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Excludes derivatives held by the Fund.
[21]	Annualized.
[22]	Excludes derivatives held by the Fund.
[23]	Annualized.
[24]	Excludes derivatives held by the Fund.
[25]	Annualized.
[26]	Excludes derivatives held by the Fund.